Property and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property and Equipment [Abstract]
Property and Equipment

Note 4 — Property and Equipment

Property and equipment at September 30, 2017 and March 31, 2017 was as follows:

	September 30, 2017	March 31, 2017
Production equipment	$104,103	$51,304
Computer equipment	69,279	42,078
Software	29,000	—
Total property and equipment	202,382	93,382

Accumulated depreciation	(76,218)	(35,975)
Property and equipment, net	$126,164	$57,407

Depreciation expense was $40,243 and $11,971 for the six months ended September 30, 2017 and 2016, respectively, and $23,472 and $5,900 for the six months ended September 30, 2017 and 2016, respectively.

Note 4 — Property and Equipment

Property and equipment at March 31, 2017 and 2016 was as follows:

	March 31, 2017	March 31, 2016
Production equipment	$51,304	$51,304
Computer equipment	42,078	23,125
Total property and equipment	93,382	74,429

Accumulated depreciation	(35,975)	(11,860)
Property and equipment, net	$57,407	$62,569

Depreciation expense was $24,115 and $6,336 for the years ended March 31, 2017 and 2016, respectively.